Investments and loan receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments and loan receivable
Investments and loan receivable (note 6)	$ 235.9	$ 238.4
Equity method investments	$ 235.1	195.6
Loan bears interest	7.00%
Unrealized gains losses on available-for-sale investments
Gain on change in the fair value of equity investments at FVTOCI	$ 26.1	50.5
Tax expense in other comprehensive income	3.5	1.5
Gain (loss) on change in the fair value equity investments at FVTOCI	22.6	43.8
Loan receivable	$ 39.7
Loan Repayment, Percentage of Principal and Interest	105.00%
Equity investments
Investments and loan receivable
Investments and loan receivable (note 6)	$ 235.1	195.6
Cost of equity investments disposed of	4.6
Gross proceeds from disposal	12.7
Unrealized gains losses on available-for-sale investments
Gain on change in the fair value of equity investments at FVTOCI	26.0	50.5
Tax expense in other comprehensive income	3.4	6.7
Gain (loss) on change in the fair value equity investments at FVTOCI	22.6	43.8
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments	187.4	162.2
Other Equity Investments
Investments and loan receivable
Equity method investments	47.7	33.4
Loan receivable
Investments and loan receivable
Investments and loan receivable (note 6)		37.1
Unrealized gains losses on available-for-sale investments
Loan receivable	39.7
Warrants.
Investments and loan receivable
Investments and loan receivable (note 6)	$ 0.8	$ 5.7